Discontinued Operations - Schedule of Disposal Groups, Including Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Current assets of discontinued operations	$ 291
Current liabilities of discontinued operations	357
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenue	293
Cost of revenues	181
Research and development	103
General and administrative	135
Loss from discontinued operations	(126)
Other expense	(30)
Loss from discontinued operations before income taxes	(156)
Provision for income taxes	0
Loss from discontinued operations, net of tax	(156)
Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, including discontinued operation, consideration		$ 75,000
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Other receivables - MEMSIC	291
Current assets of discontinued operations	291
Total assets of discontinued operations	291
Accounts payable	357
Current liabilities of discontinued operations	357
Total liabilities of discontinued operations	$ 357
Discontinued Operations | June 2020 | Cash
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, including discontinued operation, consideration		15,000
Discontinued Operations | June 2020 | Equity of MEMSIC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, including discontinued operation, consideration		25,000
Discontinued Operations | June 2021 | Cash
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, including discontinued operation, consideration		10,000
Discontinued Operations | June 2021 | Equity of MEMSIC (maximum amount contingent achieving on targets)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, including discontinued operation, consideration		8,000
Discontinued Operations | June 2022 | Equity of MEMSIC (maximum amount contingent achieving on targets)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, including discontinued operation, consideration		8,000
Discontinued Operations | June 2023 | Equity of MEMSIC (maximum amount contingent achieving on targets)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, including discontinued operation, consideration		$ 9,000